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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-08355
                                  ----------------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  6200 The Corners Parkway        Norcross, Georgia                 30092
--------------------------------------------------------------------------------
          (Address of principal executive offices)                (Zip code)

                                Jill W. Maggiore

Wells Asset Management, Inc.  6200 The Corners Parkway  Norcross, Georgia 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                     ---------------------------

Date of fiscal year end:        December 31, 2006
                          ---------------------------

Date of reporting period:       September 30, 2006
                          ---------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
=========================================================================================
COMMON STOCKS - 99.8%                                        SHARES            VALUE
-----------------------------------------------------------------------------------------
DIVERSIFIED - 7.6%
Colonial PropertiesTrust                                     55,941     $     2,674,539
Crescent Real Estate Equities Co.                           112,410           2,451,662
Liberty Property Trust                                      109,600           5,237,784
PS Business Parks, Inc.                                      19,440           1,172,232
Vornado Realty Trust                                        148,390          16,174,510
Washington Real Estate Investment Trust                      54,780           2,180,244
                                                                        ---------------
                                                                             29,890,971
                                                                        ---------------
INDUSTRIAL - 7.0%
AMB Property Corp.                                          107,610           5,930,387
EastGroup Properties, Inc.                                   28,570           1,424,500
First Industrial Realty Trust, Inc.                          54,550           2,400,200
First Potomac Realty Trust                                   29,210             882,726
Monmouth Real Estate Investment Corp. - Class A              25,350             202,800
ProLogis                                                    298,430          17,028,416
                                                                        ---------------
                                                                             27,869,029
                                                                        ---------------
MORTGAGE - 2.3%
iStar Financial, Inc.                                       137,960           5,752,932
Thornburg Mortgage, Inc.                                    137,900           3,512,313
                                                                        ---------------
                                                                              9,265,245
                                                                        ---------------
OFFICE - 20.3%
Alexandria Real Estate Equities, Inc.                        35,430           3,323,334
BioMed Realty Trust, Inc.                                    78,140           2,370,768
Boston Properties, Inc.                                     139,160          14,380,794
Brandywine Realty Trust                                     109,610           3,567,806
Corporate Office Properties Trust                            51,620           2,310,511
Cousins Properties, Inc.                                     47,730           1,632,843
Duke Realty Corp.                                           164,480           6,143,328
Equity Office Properties Trust                              426,285          16,949,092
Glenborough Realty Trust, Inc.                               39,260           1,010,160
Highwoods Properties, Inc.                                   66,730           2,483,023
HRPT Properties Trust                                       255,660           3,055,137
Kilroy Realty Corp.                                          39,430           2,970,656
Lexington Corporate Properties Trust                         64,550           1,367,169
Mack-Cali Realty Corp.                                       75,970           3,935,246
Parkway Properties, Inc.                                     17,310             804,742
Reckson Associates Realty Corp.                             101,360           4,338,208
SL Green Realty Corp.                                        55,730           6,225,041
Trizec Properties, Inc.                                     118,810           3,434,797
                                                                        ---------------
                                                                             80,302,655
                                                                        ---------------




WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
=========================================================================================
COMMON STOCKS - 99.8% (CONTINUED)                            SHARES             VALUE
-----------------------------------------------------------------------------------------
RESIDENTIAL - 19.2%
American Land Lease, Inc.                                     8,070     $       191,663
Apartment Investment & Management Co. - Class A             118,550           6,450,305
Archstone-Smith Trust                                       260,846          14,200,456
Associated Estates Realty Corp.                              18,490             286,040
AvalonBay Communities, Inc.                                  90,624          10,911,130
BRE Properties, Inc. - Class A                               62,790           3,750,447
Camden Property Trust                                        68,645           5,217,706
Equity Lifestyle Properties, Inc.                            28,740           1,313,705
Equity Residential                                          354,240          17,917,459
Essex Property Trust, Inc.                                   28,180           3,421,052
Home Properties, Inc.                                        40,430           2,310,979
Mid-America Apartment Communities, Inc.                      29,270           1,791,909
Post Properties, Inc.                                        52,620           2,500,502
Sun Communities, Inc.                                        22,010             703,440
United Dominion Realty Trust, Inc.                          163,910           4,950,082
                                                                        ---------------
                                                                             75,916,875
                                                                        ---------------
RETAIL - 27.8%
Acadia Realty Trust                                          38,680             986,340
CBL & Associates Properties, Inc.                            78,700           3,298,317
Cedar Shopping Centers, Inc.                                 41,910             677,685
Developers Diversified Realty Corp.                         133,602           7,449,647
Equity One, Inc.                                             45,780           1,097,347
Federal Realty Investment Trust                              64,620           4,801,266
General Growth Properties, Inc.                             293,780          13,998,617
Glimcher Realty Trust                                        44,760           1,109,153
Heritage Property Investment Trust                           58,220           2,122,701
Inland Real Estate Corp.                                     82,443           1,444,401
Kimco Realty Corp.                                          263,690          11,304,390
Kite Realty Group Trust                                      35,080             597,763
Macerich Co. (The)                                           87,430           6,676,155
Mills Corp. (The)                                            68,910           1,151,486
National Retail Properties, Inc.                             70,770           1,528,632
New Plan Excel Realty Trust                                 127,600           3,451,580
Pan Pacific Retail Properties, Inc.                          49,640           3,446,009
Pennsylvania Real Estate Investment Trust                    44,620           1,899,473
Ramco-Gershenson Properties Trust                            20,170             644,432
Realty Income Corp.                                         108,520           2,681,529
Regency Centers Corp.                                        83,700           5,755,212
Saul Centers, Inc.                                           13,590             611,550
Simon Property Group, Inc.                                  269,280          24,402,154
Tanger Factory Outlet Centers, Inc.                          37,740           1,344,299
Taubman Centers, Inc.                                        64,270           2,854,873
Urstadt Biddle Properties - Class A                          27,034             491,208
Weingarten Realty Investors                                  96,115           4,134,867
                                                                        ---------------
                                                                            109,961,086
                                                                        ---------------





WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
=========================================================================================
COMMON STOCKS - 99.8% (CONTINUED)                            SHARES            VALUE
-----------------------------------------------------------------------------------------
SPECIALIZED - 15.6%
CentraCore Properties Trust                                  13,400     $       425,450
Digital Realty Trust, Inc.                                   53,700           1,681,884
Entertainment Properties Trust                               32,220           1,589,090
Equity Inns, Inc.                                            66,620           1,060,590
FelCor Lodging Trust, Inc.                                   75,490           1,513,575
Health Care Property Investors, Inc.                        167,166           5,190,504
Healthcare Realty Trust, Inc.                                58,213           2,235,961
Health Care REIT, Inc.                                       76,320           3,053,563
Highland Hospitality Corp.                                   74,360           1,065,579
Hospitality Properties Trust                                 90,410           4,267,352
Innkeepers USA Trust                                         55,010             896,113
LTC Properties Inc.                                          24,990             606,008
LaSalle Hotel Properties                                     48,670           2,109,358
National Health Investors, Inc.                              28,720             813,638
Nationwide Health Properties, Inc.                           97,500           2,607,150
Plum Creek Timber Co., Inc.                                 218,200           7,427,528
Potlatch Corp.                                               47,130           1,748,523
Public Storage, Inc.                                        147,634          12,695,048
Rayonier, Inc.                                               93,229           3,524,056
Senior Housing Properties Trust                              77,820           1,660,679
Sovran Self Storage, Inc.                                    22,010           1,222,656
Sunstone Hotel Investors, Inc.                               70,640           2,099,421
Trustreet Properties, Inc.                                   82,220           1,028,572
Universal Health Realty Income Trust                         14,354             514,591
Windrose Medical Properties Trust                            25,570             452,078
Winston Hotels, Inc.                                         35,190             433,541
                                                                        ---------------
                                                                             61,922,508
                                                                        ---------------

TOTAL COMMON STOCKS (Cost $272,358,294)                                 $   395,128,369
                                                                        ---------------

=========================================================================================
CASH EQUIVALENTS - 0.3%                                     SHARES            VALUE
-----------------------------------------------------------------------------------------
First American Treasury Obligations Fund - Class A
(Cost $1,246,914)                                         1,246,914     $     1,246,914
                                                                        ---------------

TOTAL INVESTMENT SECURITIES - 100.1% (Cost $273,605,208)                $   396,375,283

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                                 (379,029)
                                                                        ---------------

NET ASSETS - 100.0%                                                     $   395,996,254
                                                                        ===============

See accompanying notes to portfolio of investments.

WELLS S&P REIT INDEX FUND
NOTES TO PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)


1.   SECURITIES VALUATION

The Wells S&P REIT Index Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.


2.   SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2006:


          Cost of portfolio investments               $ 274,364,591
                                                     ===============

          Gross unrealized appreciation               $ 125,193,178
          Gross unrealized depreciation                  (3,182,486)
                                                     ---------------

          Net unrealized appreciation                 $ 122,010,692
                                                     ===============


The difference between the federal income tax cost of portfolio investments and the cost as stated on the Portfolio of Investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Wells Family of Real Estate Funds
             --------------------------------------------------------------



By (Signature and Title)*    /s/ Leo F. Wells III
                          ------------------------------------------------------
                          Leo F. Wells III, President

Date          October 30, 2006
      ---------------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Leo F. Wells III
                          ------------------------------------------------------
                          Leo F. Wells III, President

Date          October 30, 2006
      ---------------------------------------------------



By (Signature and Title)*    /s/ Mark J. Seger
                          ------------------------------------------------------
                          Mark J. Seger, Treasurer

Date          October 30, 2006
      ---------------------------------------------------



* Print the name and title of each signing officer under his or her signature.